Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE CO
SEPARATE ACCOUNT 11
333-72042    HV-7969 - State of Iowa Retirement Investors Club 403(b)
_____________________________
Supplement dated February 20, 2024 to your Prospectus dated May 1, 2023
This Supplement dated February 20, 2024 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
American Funds Capital World Growth and Income FundSM - Class R4	Janus Henderson Overseas Fund - Class S
Artisan Mid Cap Value Fund - Investor Class	Oakmark Equity and Income Fund - Investor Class
Baron Small Cap Fund - Retail Shares
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Global Large-Stock Blend	American Funds Capital World Growth and Income FundSM - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.76%	-17.30%	4.24%	7.57%
US Fund Mid-Cap Value	Artisan Mid Cap Value Fund - Investor Class Adviser: Artisan Partners Limited Partnership Subadviser: N/A	1.22%	-13.21%	4.30%	7.75%
US Fund Small Growth	Baron Small Cap Fund - Retail Shares Adviser: BAMCO Inc Subadviser: N/A	1.31%	-31.22%	6.79%	9.93%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	-8.84%	5.20%	3.72%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.86%	-12.92%	4.70%	7.31%

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-95-HV7969